Financial risk management - Summary of Credit Risk Exposure By Risk Rating Grades (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	¥ 21,481,116	¥ 21,271,427
Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,958,963	1,830,535
Gross carrying amount [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	12,078,721	11,525,926
Gross carrying amount [member] | AAA [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	559,271	488,275
Gross carrying amount [member] | AA [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	2,807,508	2,431,758
Gross carrying amount [member] | A [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	8,695,883	8,560,523
Gross carrying amount [member] | BBB [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	9,625	12,948
Gross carrying amount [member] | Other [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	6,434	32,422
Not past due or due within 30 days [member] | Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,849,112	1,732,371
Due over 30 to 90 days [member] | Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	46,332	52,895
Due over 90 days [member] | Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	¥ 63,519	¥ 45,269